ReliaStar Life Insurance Company

and its

Separate Account N

Voya Encore/Voya Encore Flex

Supplement Dated October 5, 2023 to the

Contract Prospectus dated April 30, 2012 and Notice Document dated May 1, 2023, as amended

This supplement updates and amends certain information contained in your variable annuity contract prospectus and notice document. Please read it carefully and keep it with your contract prospectus and your notice document, for future reference. Capitalized terms not defined in this supplement shall have the meaning given to them in the contract prospectus and notice document.

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NOTICE AND IMPORTANT INFORMATION

ABOUT THE SUBADVISER

On September 21, 2023, the Board of Directors of Voya Partners, Inc. (the “Board”), unanimously approved the change in investment management services provided by Invesco Advisors, Inc. for VY® Invesco Global Portfolio to Voya Investment Management Co. LLC effective on or about December 1, 2023. Accordingly, all references in your contract prospectus and notice document, as applicable, referencing “Invesco Advisors, Inc.” as subadviser for the VY® Invesco Global Portfolio are to be deleted and replaced with “Voya Investment Management Co. LLC.”

On September 21, 2023, the Board unanimously approved the change in name of the “VY® Invesco Global Portfolio” to “Voya Global Insights Portfolio” effective on or about December 1, 2023. Accordingly, all references in your contract prospectus and notice document, as applicable, referencing “VY® Invesco Global Portfolio” are to be deleted and replaced with “Voya Global Insights Portfolio.”

MORE INFORMATION IS AVAILABLE

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

Customer Service

P.O. Box 5050

Minot, ND 58702-5050

1-800-884-5050

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number, or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.120636-23	October 2023